Shareholder Report, Holdings (Details) - C000134926	Oct. 31, 2025
FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.20%
FR_688910900
Holdings [Line Items]
Percent of Total Investments	4.20%
FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.80%
FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.50%
FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.50%
FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_399909100
Holdings [Line Items]
Percent of Total Investments	1.30%
Country Other Line
Holdings [Line Items]
Percent of Total Investments	22.40%
South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
Country Derivatives
Holdings [Line Items]
Percent of Total Investments	4.30%
United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	4.50%
Argentina
Holdings [Line Items]
Percent of Total Investments	4.50%
Chile
Holdings [Line Items]
Percent of Total Investments	6.00%
Taiwan
Holdings [Line Items]
Percent of Total Investments	6.90%
India
Holdings [Line Items]
Percent of Total Investments	8.00%
Greece
Holdings [Line Items]
Percent of Total Investments	10.80%
Vietnam
Holdings [Line Items]
Percent of Total Investments	13.70%
South Korea
Holdings [Line Items]
Percent of Total Investments	14.70%
Grupo Financiero Galicia SA
Holdings [Line Items]
Percent of Total Investments	23.70%